Premises and Equipments - Summary of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Plant And Equipment Useful Life And Values [Abstract]
2014	$ 299
2015	294
2016	172
2017	32
Total	$ 797